Investments Accounted for Using the Equity Method (Summarized Balance Sheet for Material Associates) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Current
Current assets	¥ 15,765,882	¥ 20,932,276
Current liabilities	(13,998,338)	(15,795,743)
Non-current
Non-current assets	25,370,835	25,988,313
Non-current liabilities	(783,016)	(747,448)
Shanghai Secco [member]
Current
Current assets	4,941,394	6,066,119
Current liabilities	(8,977,030)	(5,433,872)
Non-current
Non-current assets	5,683,409	5,735,360
Non-current liabilities	(1)	(66)
Net assets	¥ 1,647,772	¥ 6,367,541
Proportion of ownership interest in associate	20.00%	20.00%
Interest in associates and joint ventures	¥ 329,554	¥ 1,273,508
Adjustments for unrealized upstream and downstream transaction	4,342	(3,157)
Adjustments for earnings not shared by other shareholders	0	0
Impairment Loss On Investment In Associates	0	0
Investments in associates accounted for using equity method	333,896	1,270,351
Chemical Industry [member]
Current
Current assets	4,327,622	4,133,397
Current liabilities	(1,765,771)	(1,789,223)
Non-current
Non-current assets	4,480,448	4,431,463
Non-current liabilities	(651,729)	(619,306)
Net assets	¥ 6,390,570	¥ 6,156,331
Proportion of ownership interest in associate	38.26%	38.26%
Interest in associates and joint ventures	¥ 2,445,032	¥ 2,355,412
Adjustments for unrealized upstream and downstream transaction	0	0
Adjustments for earnings not shared by other shareholders	(329,890)	(331,826)
Impairment Loss On Investment In Associates	0	0
Investments in associates accounted for using equity method	2,115,142	2,023,586
Jinsen [member]
Current
Current assets	49,810	63,192
Current liabilities	(17,905)	(10,476)
Non-current
Non-current assets	50,360	58,737
Non-current liabilities	0	0
Net assets	¥ 82,265	¥ 111,453
Proportion of ownership interest in associate	40.00%	40.00%
Interest in associates and joint ventures	¥ 32,906	¥ 44,581
Adjustments for unrealized upstream and downstream transaction	0	0
Adjustments for earnings not shared by other shareholders	0	0
Impairment Loss On Investment In Associates	(28,392)	(28,392)
Investments in associates accounted for using equity method	4,514	16,189
Azbil [member]
Current
Current assets	276,707	274,697
Current liabilities	(125,216)	(111,472)
Non-current
Non-current assets	12,338	15,698
Non-current liabilities	(5,518)	(7,506)
Net assets	¥ 158,311	¥ 171,417
Proportion of ownership interest in associate	40.00%	40.00%
Interest in associates and joint ventures	¥ 63,324	¥ 68,567
Adjustments for unrealized upstream and downstream transaction	0	0
Adjustments for earnings not shared by other shareholders	0	0
Impairment Loss On Investment In Associates	0	0
Investments in associates accounted for using equity method	63,324	68,567
Shidian Energy [member]
Current
Current assets	950,614	804,470
Current liabilities	(38,133)	(34,565)
Non-current
Non-current assets	166,068	121,051
Non-current liabilities	(35,355)	(15,827)
Net assets	¥ 1,043,194	¥ 875,129
Proportion of ownership interest in associate	40.00%	40.00%
Interest in associates and joint ventures	¥ 417,278	¥ 350,052
Adjustments for unrealized upstream and downstream transaction	(12,615)	(15,979)
Adjustments for earnings not shared by other shareholders	0	0
Impairment Loss On Investment In Associates	0	0
Investments in associates accounted for using equity method	¥ 404,663	¥ 334,073